Share-based compensation - Schedule of exercise price and weighted average contractual term of share options outstanding and exercisable (Details) - Stock options	12 Months Ended
	Dec. 31, 2019 Share $ / shares	Dec. 31, 2018 Share $ / shares	Dec. 31, 2017 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 21.96	$ 74.53	$ 4.44
Number of share options outstanding in share-based payment arrangement | Share	1,454,943	485,159	206,219
Weighted average remaining contractual life of outstanding share options	4 years 7 months 2 days	4 years 3 months 25 days
Exercise price of exercisable Share options | $ / shares	$ 21.24	$ 19.91
Number of share options exercisable in share-based payment arrangement | Share	1,200,242	253,815
2.61
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 2.61
Number of share options outstanding in share-based payment arrangement | Share	35,065
Weighted average remaining contractual life of outstanding share options	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 2.61
Number of share options exercisable in share-based payment arrangement | Share	35,065
4.42
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 4.42	$ 4.42
Number of share options outstanding in share-based payment arrangement | Share	99,502	149,254
Weighted average remaining contractual life of outstanding share options	2 years 8 months 15 days	3 years 8 months 15 days
Exercise price of exercisable Share options | $ / shares	$ 4.42	$ 4.42
Number of share options exercisable in share-based payment arrangement | Share	99,502	149,254
5.03
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 5.03
Number of share options outstanding in share-based payment arrangement | Share		2,488
Weighted average remaining contractual life of outstanding share options		11 months 23 days
Exercise price of exercisable Share options | $ / shares		$ 5.03
Number of share options exercisable in share-based payment arrangement | Share		2,488
5.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 5.43
Number of share options outstanding in share-based payment arrangement | Share	16,264
Weighted average remaining contractual life of outstanding share options	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 5.43
Number of share options exercisable in share-based payment arrangement | Share	16,264
10.65
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 10.65
Number of share options outstanding in share-based payment arrangement | Share	3,730
Weighted average remaining contractual life of outstanding share options	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 10.65
Number of share options exercisable in share-based payment arrangement | Share	3,730
13.07
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 13.07
Number of share options outstanding in share-based payment arrangement | Share	10,855
Weighted average remaining contractual life of outstanding share options	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 13.07
Number of share options exercisable in share-based payment arrangement | Share	10,855
13.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 13.47
Number of share options outstanding in share-based payment arrangement | Share	1,418
Weighted average remaining contractual life of outstanding share options	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 13.47
Number of share options exercisable in share-based payment arrangement | Share	1,418
16.08
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 16.08
Number of share options outstanding in share-based payment arrangement | Share	18,409
Weighted average remaining contractual life of outstanding share options	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 16.08
Number of share options exercisable in share-based payment arrangement | Share	18,409
17.89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 17.89
Number of share options outstanding in share-based payment arrangement | Share	4,178
Weighted average remaining contractual life of outstanding share options	3 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 17.89
Number of share options exercisable in share-based payment arrangement | Share	4,178
18.09
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 18.09	$ 18.09
Number of share options outstanding in share-based payment arrangement | Share	37,313	42,289
Weighted average remaining contractual life of outstanding share options	3 years 4 months 2 days	4 years 4 months 6 days
Exercise price of exercisable Share options | $ / shares	$ 18.09	$ 18.09
Number of share options exercisable in share-based payment arrangement | Share	37,313	42,289
20.10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 20.10	$ 20.10
Number of share options outstanding in share-based payment arrangement | Share	493,363	33,169
Weighted average remaining contractual life of outstanding share options	4 years 8 months 19 days	4 years 3 months 7 days
Exercise price of exercisable Share options | $ / shares	$ 20.10	$ 20.10
Number of share options exercisable in share-based payment arrangement | Share	493,363	16,584
21.11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 21.11
Number of share options outstanding in share-based payment arrangement | Share	12,438
Weighted average remaining contractual life of outstanding share options	4 years 8 months 1 day
Exercise price of exercisable Share options | $ / shares	$ 21.11
Number of share options exercisable in share-based payment arrangement | Share	12,438
24.12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 24.12
Number of share options outstanding in share-based payment arrangement | Share	9,950
Weighted average remaining contractual life of outstanding share options	4 years 7 months 2 days
Exercise price of exercisable Share options | $ / shares	$ 24.12
Number of share options exercisable in share-based payment arrangement | Share	6,219
26.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 26.13	$ 26.13
Number of share options outstanding in share-based payment arrangement | Share	14,925	14,925
Weighted average remaining contractual life of outstanding share options	3 years 7 months 13 days	4 years 7 months 13 days
Exercise price of exercisable Share options | $ / shares	$ 26.13	$ 26.13
Number of share options exercisable in share-based payment arrangement | Share	14,925	14,925
40.20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 40.20
Number of share options outstanding in share-based payment arrangement | Share	29,851
Weighted average remaining contractual life of outstanding share options	4 years 5 months 12 days
Exercise price of exercisable Share options | $ / shares	$ 40.20
Number of share options exercisable in share-based payment arrangement | Share	22,388
44.22
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 44.22
Number of share options outstanding in share-based payment arrangement | Share	2,488
Weighted average remaining contractual life of outstanding share options	3 years 4 months 28 days
Exercise price of exercisable Share options | $ / shares	$ 44.22
Number of share options exercisable in share-based payment arrangement | Share	2,488
47.24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 47.24
Number of share options outstanding in share-based payment arrangement | Share	1,493
Weighted average remaining contractual life of outstanding share options	4 years 4 months 13 days
Exercise price of exercisable Share options | $ / shares	$ 47.24
Number of share options exercisable in share-based payment arrangement | Share	1,493
50.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 50.25
Number of share options outstanding in share-based payment arrangement | Share	227,861
Weighted average remaining contractual life of outstanding share options	5 years 1 month 2 days
Exercise price of exercisable Share options | $ / shares	$ 50.25
Number of share options exercisable in share-based payment arrangement | Share	129,353
52.26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 52.26
Number of share options outstanding in share-based payment arrangement | Share	498
Weighted average remaining contractual life of outstanding share options	4 years 2 months 15 days
Exercise price of exercisable Share options | $ / shares	$ 52.26
Number of share options exercisable in share-based payment arrangement | Share	498
55.28
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 55.28
Number of share options outstanding in share-based payment arrangement | Share	498
Weighted average remaining contractual life of outstanding share options	4 years 1 month 13 days
Exercise price of exercisable Share options | $ / shares	$ 55.28
Number of share options exercisable in share-based payment arrangement | Share	498
56.28
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 56.28
Number of share options outstanding in share-based payment arrangement | Share		12,438
Weighted average remaining contractual life of outstanding share options		4 years 10 months 28 days
Exercise price of exercisable Share options | $ / shares		$ 56.28
Number of share options exercisable in share-based payment arrangement | Share		0
59.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 59.30	$ 59.30
Number of share options outstanding in share-based payment arrangement | Share	498	498
Weighted average remaining contractual life of outstanding share options	3 years 11 months 15 days	4 years 11 months 15 days
Exercise price of exercisable Share options | $ / shares	$ 59.30	$ 59.30
Number of share options exercisable in share-based payment arrangement | Share	498	498
7.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 7.17
Number of share options outstanding in share-based payment arrangement | Share	199,005
Weighted average remaining contractual life of outstanding share options	4 years 9 months 29 days
Exercise price of exercisable Share options | $ / shares	$ 7.17
Number of share options exercisable in share-based payment arrangement | Share	199,005
7.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 7.50
Number of share options outstanding in share-based payment arrangement | Share	0
Exercise price of exercisable Share options | $ / shares	$ 7.50
Number of share options exercisable in share-based payment arrangement | Share	0
75.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 75.38
Number of share options outstanding in share-based payment arrangement | Share	498
Weighted average remaining contractual life of outstanding share options	4 years 14 days
Exercise price of exercisable Share options | $ / shares	$ 75.38
Number of share options exercisable in share-based payment arrangement | Share	498
7.63
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 7.63
Number of share options outstanding in share-based payment arrangement | Share	203,750
Weighted average remaining contractual life of outstanding share options	5 years 4 months 2 days
Exercise price of exercisable Share options | $ / shares	$ 7.63
Number of share options exercisable in share-based payment arrangement | Share	58,750
86.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 86.43	$ 86.43
Number of share options outstanding in share-based payment arrangement | Share	1,244	1,244
Weighted average remaining contractual life of outstanding share options	3 years 10 months 17 days	4 years 10 months 17 days
Exercise price of exercisable Share options | $ / shares	$ 86.43	$ 86.43
Number of share options exercisable in share-based payment arrangement | Share	1,244	1,244
88.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 88.44	$ 88.44
Number of share options outstanding in share-based payment arrangement | Share	14,925	14,925
Weighted average remaining contractual life of outstanding share options	3 years 10 months 13 days	4 years 10 months 13 days
Exercise price of exercisable Share options | $ / shares	$ 88.44	$ 88.44
Number of share options exercisable in share-based payment arrangement | Share	14,925	14,925
120.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 120.60	$ 120.60
Number of share options outstanding in share-based payment arrangement | Share	9,950	9,950
Weighted average remaining contractual life of outstanding share options	3 years 8 months 15 days	4 years 8 months 15 days
Exercise price of exercisable Share options | $ / shares	$ 120.60	$ 120.60
Number of share options exercisable in share-based payment arrangement | Share	9,950	9,950
142.71
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 142.71	$ 142.71
Number of share options outstanding in share-based payment arrangement | Share	4,974	4,975
Weighted average remaining contractual life of outstanding share options	3 years 8 months 26 days	4 years 8 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 142.71	$ 142.71
Number of share options exercisable in share-based payment arrangement | Share	4,975	1,658
148.74
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 148.74
Number of share options outstanding in share-based payment arrangement | Share		199,004
Weighted average remaining contractual life of outstanding share options		4 years 8 months 12 days
Exercise price of exercisable Share options | $ / shares		$ 148.74
Number of share options exercisable in share-based payment arrangement | Share		0